Class A, C, I and Advisor Shares | PL FLOATING RATE INCOME FUND
PL Floating Rate Income Fund
Investment Goal
This Fund seeks a high level of current income.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 80 in the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A, C, I and Advisor Shares PL FLOATING RATE INCOME FUND	Class A	Class C	Class I	Advisor Class
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	3.00%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, C, I and Advisor Shares PL FLOATING RATE INCOME FUND		Class A	Class C	Class I	Advisor Class
Management Fee		0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	none	none
Other Expenses		0.40%	0.40%	0.25%	0.40%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.31%	2.06%	0.91%	1.06%
Less Expense Reimbursement	[1]	(0.20%)	(0.20%)	(0.10%)	(0.20%)
Total Annual Fund Operating Expenses	[2]	1.11%	1.86%	0.81%	0.86%
[1]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.15% for Class I shares through 7/31/2016, and 0.15% for Class A, C, and Advisor Class shares through 12/31/2014 and 0.20% for Class A, C, and Advisor Class shares from 1/1/2015 through 7/31/2016. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the current expense cap.
[2]	after Expense Reimbursement

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense caps, which are only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example Class A, C, I and Advisor Shares PL FLOATING RATE INCOME FUND (USD $)	Class A	Class C	Class I	Advisor Class
1 year	410	289	83	88
3 years	663	606	270	296
5 years	958	1,071	484	545
10 years	1,797	2,357	1,101	1,257

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption Class A, C, I and Advisor Shares PL FLOATING RATE INCOME FUND (USD $)	Class A	Class C	Class I	Advisor Class
1 year	410	189	83	88
3 years	663	606	270	296
5 years	958	1,071	484	545
10 years	1,797	2,357	1,101	1,257

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover was 123% of the average value of the Fund.
Principal Investment Strategies
This Fund invests principally in income producing floating rate loans and floating rate debt securities. Under normal circumstances, this Fund generally invests at least 80% of its assets in floating rate loans and floating rate debt securities. Floating rate loans and floating rate debt securities are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Floating rate loans and floating rate debt securities in which the Fund invests consist of senior secured and unsecured floating rate loans, secured and unsecured second lien floating rate loans, and floating rate debt securities of domestic and foreign issuers. Senior floating rate loans and some floating rate debt securities are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. Second lien loans are generally second in line in terms of repayment priority with respect to the pledged collateral. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Generally, secured floating rate loans are secured by specific assets of the borrower.

Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a floating rate loan may be acquired directly from the agent of the lender or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan.

The Fund may invest up to 20% of its assets in certain other types of debt instruments or securities (in the aggregate, and up to 10% of its assets in each type of instrument or security), including but not limited to fixed rate loans, fixed rate debt securities and instruments that the Manager believes have the potential for capital appreciation (including non-income producing instruments).

The Fund is expected to invest substantially all of its assets in floating rate loans and other debt instruments that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the Manager. Such non-investment grade debt instruments may include those that are stressed, distressed or in default.

The Fund may invest up to 25% of its assets in U.S. dollar denominated foreign investments, principally in developed markets.

Individual investment selection is based on the Manager’s fundamental research process and an assessment of the investment’s relative value. The Manager performs a credit analysis on each potential investment. An investment is generally sold when the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

The Fund is non-diversified.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the Fund will achieve its investment goal. There may be losses in the value of an investment as asset values fluctuate and you could lose money. The Fund may be affected by the following principal risks:
  Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
  Debt Securities Risk: Debt securities are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.
  Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield or “junk” securities risk. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in floating rate loans are typically in the form of a participation or assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. Investors in a loan participation may participate in such syndications, or buy part of a loan, becoming a part lender. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with the financial intermediary that syndicated the loan. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the Fund could experience delays in receiving payments or suffer a loss. In purchasing an assignment, the Fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Declines in interest rates may increase borrowers’ prepayments of debt obligations and require the Fund to reinvest these assets at lower yields which could reduce returns. In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Investments in junior loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.
  Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  High Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield securities (including loans) may be more volatile than investment grade securities.
  Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. It is possible that there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates. The Federal Reserve’s tapering of its monetary stimulus quantitative easing program, by gradually winding down its bond purchases, may result in periods of dramatic market volatility and may negatively impact the value of debt instruments. The negative impact on debt instruments from resulting rate increases for that and other reasons could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, new regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if needed to raise cash to conduct operations.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. In addition, traditionally liquid investments may experience periods of diminished liquidity. Further, market events may affect a single issuer, industry, sector, or the market as a whole. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact the Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.
  Non-Diversification Risk: A Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the Fund’s price volatility risk and the risk that its value could go down because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.
  Price Volatility Risk: The value of the Fund’s investments may go up or down rapidly or unpredictably. To the extent the Fund invests in more volatile investments, its value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

Performance
The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).
Calendar Year Total Returns (%)

Class I return for the period 1/1/14 through 6/30/14: 2.12% Best and worst quarterly performance reflected within the bar chart: Q1 2012: 3.80%; Q2 2013: 0.24%
Average Annual Total Returns (For the periods ended December 31, 2013)
Average Annual Total Returns Class A, C, I and Advisor Shares PL FLOATING RATE INCOME FUND	1 year	Since Inception	Inception Date
Class I	6.22%	6.85%	Jun. 30, 2011
Class I (after taxes on distributions)	4.43%	5.01%	Jun. 30, 2011
Class I (after taxes on distributions and sale of shares)	3.50%	4.52%	Jun. 30, 2011
Class A	2.69%	6.60%	Dec. 30, 2011
Class C	4.17%	7.47%	Dec. 30, 2011
Advisor Class	6.22%	7.66%	Jun. 29, 2012
Credit Suisse Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)	6.15%	5.69%	Jun. 30, 2011

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class I shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.